Commitments and Contingencies (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 05, 2022	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Operating lease payments			$ 2,974,000
Loss contingency accrual was recorded as the amount of loss						$ 0
Loss contingency estimated amount of loss recorded an accrual			250,000		$ 200,000
Loss contingency accrual amount			$ 1,245,000		1,332,000	777,000
Settlement Of Liability [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of common stock to settle liability				$ 1,099,000	$ 1,099,000
Office Operating Lease Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Expiration period					June 2029
Rental expense					$ 3,915,000	5,694,000
Vehicles Lease Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Rental expense						22,627,000
Lessee operating lease scheduled term					12 months
Extended term of lease based on type of vehicle					96 months
Period within which the lessor to sell the return vehicle in the wholesale market					60 days
Percentage of the capitalized cost of vehicle if returned at twelve months					17.00%
Percentage of the remaining deprecated value at the time of surrender if returned after twelve months					13.00%
Operating lease payments						26,631,000
Accrued additional liability to satisfy and terminate the existing lease agreement						$ 2,933,000
Liability related to termination of vehicle master lease agreement					$ 275,000
Vehicles Lease Agreement [Member] | Settlement Of Liability [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of common stock to settle liability shares					327,991
Issuance of common stock to settle liability					$ 1,099,000
Interprivate II Acquisition Crop [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination percentage			3.50%		3.50%
Gross proceeds			$ 9,056,250		$ 9,056,250
Issuance of common stock to settle liability
Maximum [Member] | Interprivate II Acquisition Crop [Member]
Commitments and Contingencies (Details) [Line Items]
Fee payable percentage	3.50%
Minimum [Member] | Interprivate II Acquisition Crop [Member]
Commitments and Contingencies (Details) [Line Items]
Fee payable percentage	1.75%
Initial Public Offering [Member] | Interprivate II Acquisition Crop [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for Management Fee	$ 4,528,125
letter Agreement [Member] | Interprivate II Acquisition Crop [Member]
Commitments and Contingencies (Details) [Line Items]
Original BCMA fee	$ 9,056,250